Derivative financial Instruments (Details 4) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Total	$ 352,861	$ 218,416
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	111,353	158,416
From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total		40,000
From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	217,854	20,000
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	23,654
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	71,353	72,391
Foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	71,353	72,391
Foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total		0
Foreign exchange risk | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	221,508	23,025
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	0	23,025
Interest rate and foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total		0
Interest rate and foreign exchange risk | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	197,854	0
Interest rate and foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	23,654
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	60,000	123,000
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	40,000	63,000
Interest rate swaps | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total		40,000
Interest rate swaps | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	20,000	$ 20,000
Interest rate swaps | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 0